Inventory, net	6 Months Ended
Mar. 31, 2020
Inventory, net
Inventory, net

Note 4 — Inventory, net

Inventory consisted of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Raw materials	$861,216	$1,415,226
Packaging materials	34,350	31,829
Finished goods	37,631	12,192
Less: allowance for inventory reserve	(223,037)	—
Inventory, net	$710,160	$1,459,247